Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (Common Stock Amount) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Common Stock Amount
Issuance of common stock under Rule 144A offering, net of initial purchaser's discount, placement fee and equity issuance costs (in shares)	6,389